Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Future Minimum Payments Under Loan Facility
Aggregate future minimum payments due under the SVB Loan Agreement as of December 31, 2019 were as follows (in thousands):

Year ending December 31,	Total
2020	179
2021	2,888
2022	3,018

Total minimum payments	6,085
Less amount representing interest	(585)

Total notes payable as of December 31, 2019	5,500
Less unamortized debt discount and issuance costs	(35)
Less current portion of notes payable	(5,465)

Non-current portion of notes payable	$—